Derecognition of financial assets - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2021	Oct. 31, 2020
Canadian emergency business account loans [member]
Disclosure of financial assets [line items]
Derecognized CEBA Loans	$ 4.3	$ 3.0